SCHEDULE OF ALLOWANCE FOR IMPAIRMENT LOSSES IN INVESTMENTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Investment In Unconsolidated Entities Net
Balance at beginning of period	$ 1,537,000
Provision for estimated impairment losses		1,537,000
Balance at end of period	$ 1,537,000	$ 1,537,000